Staff costs	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Staff costs
2 4 .	Staff costs

	For the year ended 31 December
In USD	2021	2020	2019

Salaries and other benefits	(22,387,850)	(9,561,459)	(4,204,302)
Share-based payments charges (Note 13)	(33,611,231)	(2,828,995)	(433,344)
Employee end of service benefits	(656,403)	(164,511)	—

	(56,655,484)	(12,554,965)	(4,637,646)

Staff costs are allocated as detailed below:

	For the year ended 31 December
In USD	2021	2020	2019

General and administrative expenses (Note 22)	(53,269,597)	(11,257,729)	(4,110,436)
Selling and marketing expenses (Note 23)	(3,385,887)	(1,297,236)	(527,210)

	(56,655,484)	(12,554,965)	(4,637,646)